Components of Working Capital - Accrued Liabilities Table (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Line Items]
Accrued interest expense		$ 26,194	$ 24,741
Short-term asset retirement obligations		3,677	1,497
Short-term remediation and reclamation obligations		1,136	475
Income taxes payable		770	207
Total accrued liabilities	[1]	119,019	177,120
Accrued Capital Expenditures [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities		61,454	132,911
Accrued Plant Purchases [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities		16,425	14,023
Other Accrued Liabilities [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities		$ 9,363	$ 3,266

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.